Notes to Cash Flows - Parent - Summary of Changes in Liabilities Arising from Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	£ 36,133	£ 48,576	£ 56,078
Proceeds from issue of debt securities	8,667	2,847	5,586
Repayment of debt securities	(4,482)	(13,724)	(12,348)
Issue of other equity instruments	750	450
Repurchase of other equity instruments	(750)	(500)
Dividends paid	(1,173)	(1,506)	(282)
Liability-related other changes	(1,254)	(418)	(245)
Non-cash changes:
– Unrealised foreign exchange	2,083	(916)	353
– Other changes	1,169	1,353	419
Ending Balance	41,077	36,133	48,576
Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	31,580	43,679	50,171
Proceeds from issue of debt securities	8,667	2,847	5,586
Repayment of debt securities	(4,482)	(13,724)	(12,348)
Liability-related other changes	(1,282)	(473)	(243)
Non-cash changes:
– Unrealised foreign exchange	1,893	(930)	359
– Other changes	44	181	154
Ending Balance	36,420	31,580	43,679
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,228	2,556	3,528
Liability-related other changes	2	(4)	(10)
Non-cash changes:
– Unrealised foreign exchange	190	14	(6)
– Other changes	(47)	(334)	(17)
Ending Balance	2,332	2,228	2,556
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,191	2,241	2,241
Issue of other equity instruments	750	450
Repurchase of other equity instruments	(750)	(500)
Liability-related other changes	5
Non-cash changes:
Ending Balance	2,196	2,191	2,241
Dividends paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0	0
Dividends paid	(1,173)	(1,506)	(282)
Non-cash changes:
– Other changes	1,173	1,506	282
Ending Balance	0	0	0
Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	13,232	12,466
Proceeds from issue of debt securities	3,889	2,788
Repayment of debt securities	(1,446)	(1,814)
Issue of other equity instruments	750	450
Repurchase of other equity instruments	(750)	(500)
Dividends paid	(1,156)	(1,489)
Liability-related other changes	(199)	(51)
Non-cash changes:
– Unrealised foreign exchange	442	(116)
– Other changes	1,162	1,498
Ending Balance	15,924	13,232	12,466
Santander UK Group Holdings plc | Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	6,013	7,970
Repayment of debt securities	(1,446)	(1,814)
Liability-related other changes	(14)	(28)
Non-cash changes:
– Unrealised foreign exchange	339	(124)
– Other changes	6	9
Ending Balance	4,898	6,013	7,970
Santander UK Group Holdings plc | Other liabilities at FVTPL
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	4,190	1,425
Proceeds from issue of debt securities	3,889	2,788
Liability-related other changes	(191)	(23)
Non-cash changes:
Ending Balance	7,888	4,190	1,425
Santander UK Group Holdings plc | Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	838	830
Liability-related other changes	1
Non-cash changes:
– Unrealised foreign exchange	103	8
Ending Balance	942	838	830
Santander UK Group Holdings plc | Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,191	2,241
Issue of other equity instruments	750	450
Repurchase of other equity instruments	(750)	(500)
Liability-related other changes	5
Non-cash changes:
Ending Balance	2,196	2,191	2,241
Santander UK Group Holdings plc | Dividends paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0
Dividends paid	(1,156)	(1,489)
Non-cash changes:
– Other changes	1,156	1,489
Ending Balance	£ 0	£ 0	£ 0